Earnings Per Share (Earnings And Diluted Earnings Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings	$ 89,304,000	$ 85,979,000	$ 81,831,000
Earnings per share, basic	$ 4.72	$ 4.19	$ 3.62
Earnings per share, diluted	$ 4.62	$ 4.10	$ 3.55
Average number of shares outstanding, basic	18,924,000	20,523,000	22,587,000
Dilutive stock options	316,000	335,000	348,000
Nonvested stock awards	99,000	87,000	96,000
Average number of shares outstanding, diluted	19,339,000	20,945,000	23,031,000
Stock options excluded from computation of earnings per share	1,400,000	1,300,000	970,900
Issuance of Notes that may impact future diluted earnings per share	$ 200,000,000